UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Growth Trends Fund

Semiannual Report
4.30.08

A look at performance

For the periods ended April 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	9-22-00	–16.06%	5.71%	—	–6.26%	–20.52%	–16.06%	32.03%	—	–38.83%

B	9-22-00	–16.74	5.72	—	–6.29	–20.83	–16.74	32.07	—	–39.00

C	9-22-00	–13.23	6.04	—	–6.29	–17.50	–13.23	34.07	—	–39.00

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2009. The net expenses are as follows Class A — 1.52%, Class B — 2.22%, Class C — 2.22% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.93%, Class B — 2.63%, Class C — 2.63% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Growth Trends Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Growth Trends Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	9-22-00	$6,100	$6,100	$10,897

C2	9-22-00	6,100	6,100	10,897

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | Growth Trends Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$836.20	$7.08

Class B	1,000.00	833.30	10.26

Class C	1,000.00	833.30	10.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Growth Trends Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$1,017.16	$7.77

Class B	1,000.00	1,013.67	11.26

Class C	1,000.00	1,013.67	11.26

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.55%, 2.25% and 2.25% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Growth Trends Fund	9

Portfolio summary

Top 10 holdings[1]

Microsoft Corp.	5.2%	Apple, Inc.	2.6%

American Oriental Bioengineering, Inc.	4.0%	Bank of America Corp.	2.5%

International Business Machines Corp.	2.8%	Intel Corp.	2.4%

American International Group, Inc.	2.6%	Johnson & Johnson	2.0%

State Street Corp.	2.6%	Bayer AG	2.0%

Sector distribution[1]

Information technology	34%	Energy	1%

Financials	30%	Telecommunication services	1%

Health care	27%	Other	7%

1 As a percentage of net assets on April 30, 2008.

10	Growth Trends Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 93.29%		$62,880,096

(Cost $60,277,880)

Application Software 2.92%		1,971,094

Amdocs Ltd. (I)	13,300	417,354

Intuit, Inc. (I)	10,000	269,700

NetScout Systems, Inc. (I)	51,000	510,000

Salesforce.com, Inc. (I)	4,500	300,285

Synopsys, Inc. (I)	20,500	473,755

Asset Management & Custody Banks 5.51%		3,717,274

Bank of New York Mellon Corp.	23,840	1,037,755

BlackRock, Inc. (Class A)	1,742	351,518

State Street Corp.	24,550	1,771,037

T. Rowe Price Group, Inc.	9,511	556,964

Biotechnology 9.94%		6,699,632

American Oriental Bioengineering, Inc. (I)	277,305	2,667,674

Amgen, Inc. (I)	10,789	451,735

Biogen Idec, Inc. (I)	7,312	443,765

Genentech, Inc. (I)	12,417	846,839

Genzyme Corp. (I)	6,346	446,441

Gilead Sciences, Inc. (I)	17,785	920,552

QIAGEN N.V. (I)	21,650	480,846

Thermo Fisher Scientific, Inc. (I)	7,634	441,780

Communications Equipment 3.33%		2,244,287

Cisco Systems, Inc. (I)	48,102	1,233,335

Harris Corp.	7,200	389,016

QUALCOMM, Inc.	14,400	621,936

Computer Hardware 7.71%		5,194,935

Apple, Inc. (I)	10,100	1,756,895

Dell, Inc. (I)	23,400	435,942

Hewlett-Packard Co.	23,365	1,082,968

International Business Machines Corp.	15,900	1,919,130

Computer Storage & Peripherals 1.11%		747,986

EMC Corp.	29,752	458,181

Seagate Technology	15,358	289,805

See notes to financial statements

Semiannual report | Growth Trends Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Consumer Finance 2.48%		$1,671,588

American Express Co.	19,612	941,768

Discover Financial Services (I)	40,078	729,820

Data Processing & Outsourced Services 0.67%		454,245

Wright Express Corp. (I)	13,765	454,245

Diversified Banks 5.03%		3,387,419

Bank of America Corp.	45,685	1,715,015

Kookmin Bank ADR	6,587	459,443

Wachovia Corp.	41,611	1,212,961

Diversified Chemicals 1.98%		1,334,024

Bayer AG	15,795	1,334,024

Diversified Financial Services 1.88%		1,265,289

Citigroup, Inc.	33,183	838,534

JPMorgan Chase & Co.	3,900	185,835

Visa, Inc. (Class A) (I)	2,887	240,920

Drug Retail 0.35%		236,165

CVS Caremark Corp.	5,850	236,165

Health Care Distributors 1.21%		813,291

AmerisourceBergen Corp.	11,281	457,445

Cardinal Health, Inc.	6,834	355,846

Health Care Equipment 2.44%		1,645,416

Covidien Ltd.	5,188	242,228

Hologic, Inc. (I)	17,892	522,267

Medtronic, Inc.	8,673	422,202

Stryker Corp.	3,668	237,796

Zimmer Holdings, Inc. (I)	2,979	220,923

Insurance Brokers 0.88%		593,832

Aon Corp.	6,250	283,688

Willis Group Holdings Ltd.	8,925	310,144

Integrated Oil & Gas 1.56%		1,052,875

Sasol Ltd. ADR	9,382	531,490

Suncor Energy, Inc.	4,627	521,385

Integrated Telecommunication Services 0.37%		248,696

Verizon Communications, Inc.	6,463	248,696

Internet Software & Services 3.15%		2,126,109

eBay, Inc. (I)	24,500	766,605

Google, Inc. (Class A) (I)	1,400	804,006

Shanda Interactive Entertainment Ltd. ADR (I)	16,200	555,498

Investment Banking & Brokerage 1.71%		1,150,682

Charles Schwab Corp.	21,402	462,283

Goldman Sachs Group, Inc.	599	114,631

Lazard Ltd. (Class A)	9,600	375,744

MF Global Ltd. (I)	15,036	198,024

See notes to financial statements

12	Growth Trends Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

IT Consulting & Other Services 0.59%		$397,413

CA, Inc.	17,950	397,413

Life & Health Insurance 3.13%		2,110,609

Aflac, Inc.	17,650	1,176,726

Principal Financial Group, Inc.	7,880	422,841

Prudential Financial, Inc.	6,750	511,042

Managed Health Care 3.64%		2,452,486

Aetna, Inc.	18,769	818,328

Aveta, Inc. (B)(I)(S)	97,210	534,655

UnitedHealth Group, Inc.	14,409	470,166

WellPoint, Inc. (I)	12,650	629,337

Multi-Line Insurance 3.90%		2,626,962

American International Group, Inc.	38,650	1,785,630

Hartford Financial Services Group, Inc.	5,900	420,493

MetLife, Inc.	6,916	420,839

Pharmaceuticals 7.68%		5,180,021

Abbott Laboratories	12,906	680,792

Cephalon, Inc. (I)	7,386	460,960

Dr. Reddy’s Laboratories Ltd. ADR	23,834	363,945

Johnson & Johnson	19,901	1,335,158

Merck & Co., Inc.	5,362	203,970

OSI Pharmaceuticals, Inc. (I)	13,967	483,957

Pfizer, Inc.	14,129	284,134

Roche Holding AG	2,260	373,976

Stada Arzneimittel AG	7,166	483,212

Tongjitang Chinese Medicines Co. ADR (I)	62,185	509,917

Property & Casualty Insurance 1.24%		832,519

ACE Ltd.	10,882	656,076

Progressive Corp.	9,700	176,443

Reinsurance 2.65%		1,787,099

Berkshire Hathaway, Inc. (Class B) (I)	100	445,700

PartnerRe Ltd.	14,350	1,061,613

Platinum Underwriters Holdings Ltd.	7,800	279,786

Semiconductor Equipment 0.24%		160,050

Mattson Technology, Inc. (I)	33,000	160,050

Semiconductors 2.72%		1,836,390

Fairchild Semiconductor International, Inc. (I)	18,773	244,800

Intel Corp. (I)	71,500	1,591,590

Specialized Finance 1.30%		876,914

Interactive Brokers Group, Inc. (Class A) (I)	3,366	106,265

Nasdaq Stock Market, Inc. (I)	13,412	488,867

Nymex Holdings, Inc. (I)	3,043	281,782

See notes to financial statements

Semiannual report | Growth Trends Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Systems Software 9.39%		$6,328,060

Adobe Systems, Inc. (I)	14,350	535,112

BMC Software, Inc. (I)	$8,438	293,305

McAfee, Inc. (I)	7,000	232,750

Microsoft Corp.	122,050	3,480,866

Oracle Corp. (I)	62,600	1,305,210

Symantec Corp. (I)	27,922	480,817

Technology Distributors 1.84%		1,238,168

Arrow Electronics, Inc. (I)	11,450	311,555

Ingram Micro, Inc. (Class A) (I)	23,453	398,936

Tech Data Corp. (I)	15,700	527,677

Wireless Telecommunication Services 0.74%		498,566

NII Holdings, Inc. (I)	10,900	498,566

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 7.97%			$5,373,000

(Cost $5,373,000)

Joint Repurchase Agreement 7.97%			5,373,000

Joint Repurchase Agreement transaction with Bank of America Corp.
dated 4-30-08 at 1.910% to be repurchased at $5,373,285
on 5-1-08, collateralized by $4,219,810 U.S. Treasury
Inflation Indexed Bond, 3.000%, due 7-15-12
(valued at $5,480,268, including interest)	1.910%	$5,373	5,373,000

Total investments (Cost $65,650,880)† 101.26%			$68,253,096

Other assets and liabilities, net (1.26%)			($846,517)

Total net assets 100.00%			$67,406,579

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $534,655 or 0.79% of the Fund’s net assets as of April 30, 2008.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers. In transactions exempt from registration, Rule 144A securities amounted to $534,655 or 0.79% of the Fund’s net assets as of April 30, 2008.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes was $65,864,167. Gross unrealized appreciation and depreciation of investments aggregated $8,485,961 and $6,097,032, respectively, resulting in net unrealized appreciation of $2,388,929.

See notes to financial statements

14	Growth Trends Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $65,650,880)	$68,253,096
Cash	1,726
Receivable for investments sold	105,511
Receivable for shares sold	2,876
Dividends and interest receivable	34,323
Receivable from affiliates	11,125
Total assets	68,408,657

Liabilities

Payable for investments purchased	573,323
Payable for shares repurchased	171,992
Payable to affiliates
Management fees	38,545
Distribution and service fees	39,302
Other	104,014
Other payables and accrued expenses	74,902

Total liabilities	1,002,078

Net assets

Capital paid-in	245,452,180
Accumulated net realized loss on investments and foreign currency transactions	(180,475,892)
Net unrealized appreciation of investments and translation of assets
and liabilities in foreign currencies	2,602,912
Accumulated net investment loss	(172,621)

Net assets	$67,406,579

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($25,691,462 ÷ 3,993,763 shares)	$6.43
Class B ($30,332,196 ÷ 4,970,563 shares)[1]	$6.10
Class C ($11,382,921 ÷ 1,865,370 shares)[1]	$6.10

Maximum offering price per share

Class A ($6.43 ÷ 95%)[2]	$6.77

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Growth Trends Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $9,194)	$464,896
Interest	77,581
Securities lending	18,374
Income from affiliated issuers	8,051

Total investment income	568,902

Expenses

Investment management fees (Note 3)	372,706
Distribution and service fees (Note 3)	274,759
Transfer agent fees (Note 3)	173,042
Accounting and legal services fees (Note 3)	3,727
Printing fees	24,310
Custodian fees	23,600
Blue sky fees	17,658
Professional fees	11,020
Trustees’ fees	2,339
Miscellaneous	8,077

Total expenses	911,238
Less expense reductions (Note 3)	(173,041)

Net expenses	738,197

Net investment loss	(169,295)

Realized and unrealized gain (loss)

Net realized gain on
Investments	1,618,485
Foreign currency transactions	569
1,619,054
Change in net unrealized appreciation (depreciation) of
Investments	(16,008,503)
Translation of assets and liabilities in foreign currencies	(53)
(16,008,556)
Net realized and unrealized loss	(14,389,502)

Decrease in net assets from operations	($14,558,797)

1 Semiannual period from 11-01-07 to 4-30-08.

See notes to financial statements

16	Growth Trends Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-07	4-30-08[1]

Increase (decrease) in net assets

From operations
Net investment loss	($760,504)	($169,295)
Net realized gain	14,115,578	1,619,054
Change in net unrealized depreciation	(3,305,325)	(16,008,556)

Increase (decrease) in net assets resulting from operations	10,049,749	(14,558,797)

From Fund share transactions (Note 4)	(30,715,940)	(8,704,016)

Total decrease	(20,666,191)	(23,262,813)

Net assets

Beginning of period	111,335,583	90,669,392

End of period[2]	$90,669,392	$67,406,579

1 Semiannual period from 11-01-07 to 4-30-08. Unaudited.

2 Includes accumulated net investment loss of $3,326 and $172,621, respectively.

See notes to financial statements

Semiannual report | Growth Trends Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$4.49	$5.51	$5.67	$6.27	$6.91	$7.69
Net investment income (loss)[2]	(0.03)	(0.04)	—[3,4]	(0.03)	(0.02)	—[3]
Net realized and unrealized gain
(loss) on investments	1.05	0.20	0.60	0.67	0.80	(1.26)
Total from investment operations	1.02	0.16	0.60	0.64	0.78	(1.26)
Net asset value, end of period	$5.51	$5.67	$6.27	$6.91	$7.69	$6.43
Total return (%)[5,6]	22.72	2.90	10.58	10.21	11.29	(16.38)[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$69	$58	$46	$40	$34	$26
Expenses before reductions	2.02	1.86	1.95	2.00	1.93	2.00[8]
Expenses net of fee waivers, if any	1.65	1.65	1.65	1.65	1.52	1.55[8]
Expenses net of all fee waivers
and credits	1.65	1.65	1.65	1.65	1.52	1.54[8]
Net investment income (loss)	(0.64)	(0.62)	0.01[4]	(0.48)	(0.32)	(0.02)[8]
Portfolio turnover (%)	76	40	27	70	70	42

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.04 per share and 0.61% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charge.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

18	Growth Trends Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$4.42	$5.40	$5.51	$6.06	$6.62	$7.32
Net investment loss[2]	(0.06)	(0.07)	(0.04)[3]	(0.07)	(0.07)	(0.02)
Net realized and unrealized gain
(loss) on investments	1.04	0.18	0.59	0.63	0.77	(1.20)
Total from investment operations	0.98	0.11	0.55	0.56	0.70	(1.22)
Net asset value, end of period	$5.40	$5.51	$6.06	$6.62	$7.32	$6.10
Total return (%)[4,5]	22.17	2.04	9.98	9.24	10.57	(16.67)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$104	$85	$66	$53	$41	$30
Expenses before reductions	2.72	2.56	2.65	2.70	2.63	2.70[7]
Expenses net of fee waivers, if any	2.35	2.35	2.35	2.35	2.22	2.25[7]
Expenses net of all fee waivers
and credits	2.35	2.35	2.35	2.35	2.22	2.24[7]
Net investment loss	(1.34)	(1.32)	(0.67)[3]	(1.18)	(1.02)	(0.72)[7]
Portfolio turnover (%)	76	40	27	70	70	42

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.04 per share and 0.62% of average net assets.

4 Assumes dividend reinvestment and does not reflect the effect of sales charge.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Growth Trends Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$4.42	$5.40	$5.51	$6.06	$6.62	$7.32
Net investment loss[2]	(0.06)	(0.07)	(0.04)[3]	(0.07)	(0.07)	(0.02)
Net realized and unrealized gain
(loss) on investments	1.04	0.18	0.59	0.63	0.77	(1.20)
Total from investment operations	0.98	0.11	0.55	0.56	0.70	(1.22)
Net asset value, end of period	$5.40	$5.51	$6.06	$6.62	$7.32	$6.10
Total return (%)[4,5]	22.17	2.04	9.98	9.24	10.57	(16.67)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$41	$31	$23	$19	$15	$11
Expenses before reductions	2.72	2.56	2.65	2.70	2.63	2.70[7]
Expenses net of fee waivers, if any	2.35	2.35	2.35	2.35	2.22	2.25[7]
Expenses net of all fee waivers
and credits	2.35	2.35	2.35	2.35	2.22	2.24[7]
Net investment loss	(1.34)	(1.32)	(0.66)[3]	(1.17)	(1.02)	(0.72)[7]
Portfolio turnover (%)	76	40	27	70	70	42

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.04 per share and 0.62% of average net assets.

4 Assumes dividend reinvestment and does not reflect the effect of sales charge.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	Growth Trends Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Growth Trends Fund (the Fund) is a diversified series of John Hancock Equity Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital. The Fund will invest in a number of industry groups without concentration in any particular industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary

Semiannual report | Growth Trends Fund	21

of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2008.

22	Growth Trends Fund | Semiannual report

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $181,884,356 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2009 — $42,873,502, October 31, 2010 — $87,616,374 and October 31, 2011 — $51,394,480.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amount reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations, and how these instruments affect a company’s financial position, performance and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended October 31, 2007. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $2,400,000,000 of the Fund’s average daily net asset value and (b) 0.95% of the Fund’s daily average net asset value in excess of $2,400,000,000. The effective rate for the period ended April 30, 2008 is 0.75% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management

Semiannual report | Growth Trends Fund	23

(U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser contractually limited the Fund’s management fee to 0.75% of the Fund’s average daily net assets, at least until February 28, 2009. Accordingly, the expense reductions related to management fee limitation amounted to $93,176 for the period ended April 30, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.35% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2009. Pursuant to this agreement, there was no reimbursement for the period ended April 30, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2008, JH Funds received net up-front sales charges of $9,134 with regard to sales of Class A shares. Of this amount, $1,392 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,047 was paid as sales commissions to unrelated broker-dealers and $1,695 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2008, CDSCs received by JH Funds amounted to $15,946 for Class B shares and $358 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account. Effective July 1, 2006, the transfer agent has contractually limited transfer agent fees by implementing a transfer agent fee cap of 0.25% until at least February 28, 2009. Accordingly, the expense reductions related to transfer agent fee limitations amounted to $74,912 for the period ended April 30, 2008. Signature Services reserves the right to terminate this reimbursement limitation at any time.

24	Growth Trends Fund | Semiannual report

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $4,953 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2008 were as follows:

	Transfer agent	Distribution and
Share class	fees	service fees

Class A	$65,141	$41,977
Class B	78,519	169,119
Class C	29,382	63,663
Total	$173,042	$274,759

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $3,727 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended October 31, 2007, and the period ended April 30, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Period ended 4-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	332,094	$2,386,622	133,510	$874,438
Repurchased	(1,725,648)	(12,437,003)	(539,368)	(3,631,331)
Net decrease	(1,393,554)	($10,050,381)	(405,858)	($2,756,893)

Class B shares

Sold	164,363	$1,127,286	60,343	$379,979
Repurchased	(2,460,829)	(16,930,012)	(743,886)	(4,743,220)
Net decrease	(2,296,466)	($15,802,726)	(683,543)	($4,363,241)

Class C shares

Sold	94,760	$653,398	47,104	$293,210
Repurchased	(801,218)	(5,516,231)	(297,701)	(1,877,092)
Net decrease	(706,458)	($4,862,833)	(250,597)	($1,583,882)

Net decrease	(4,396,478)	($30,715,940)	(1,339,998)	($8,704,016)

1Semiannual period from 11-1-07 to 4-30-08. Unaudited.

Semiannual report | Growth Trends Fund	25

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $29,549,365 and $40,490,783, respectively.

Note 6
Subsequent event

On June 10, 2008, the Trustees of the Fund voted to recommend that the shareholders of the Fund approve a tax-free reorganization of the Fund into John Hancock Rainier Growth Fund (Rainier Growth Fund), another fund within the John Hancock Funds Complex, as described below.

Under the terms of the reorganization, subject to shareholders’ approval at a shareholder meeting scheduled to be held on September 24, 2008, the Fund would transfer all of its assets and liabilities to the Rainier Growth Fund in a tax-free exchange for shares of equal value of the Rainier Growth Fund. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus which is scheduled to be mailed to the Fund’s shareholders on or about July 31, 2008.

26	Growth Trends Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Growth
Trends Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Equity Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Growth Trends Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the

Semiannual report | Growth Trends Fund	27

Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 5-year period was lower than the performance of the Peer Group and Category medians. The Board noted that during the 3-year period the Fund’s performance was lower than the performance of the Category median, but higher than the performance of the Peer Group median. The Board viewed favorably that the Fund’s performance was higher than the performance of both the Peer Group and Category medians during the 1-year period under review. The Board further noted that the Fund’s performance was lower than the performance of its benchmark index, the Standard & Poor’s 500 Index, for all of the time periods under review, as was the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Category, and lower than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Peer Group and Category. The Adviser explained that fee caps were not fully reflected in the Morningstar analysis, which would have lowered the overall total operating expense ratio. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based

28	Growth Trends Fund | Semiannual report

on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Growth Trends Fund	29

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P.O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management (U.S.), LLC
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

30	Growth Trends Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Trends Fund.	460SA	4/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		6/08

John Hancock

MUTUAL FUNDS

John Hancock
Small Cap Fund

Semiannual Report
4.30.08

A look at performance

For the periods ended April 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A1	12-16-98	–16.40%	8.81%	—	7.73%	–23.75%	–16.40%	52.51%	—	100.87%

B	12-6-04	–16.39	—	—	–0.61	–23.53	–16.39	—	—	–2.04

C	12-6-04	–13.31	—	—	0.18	–20.72	–13.31	—	—	0.60

I2	12-6-04	–11.45	—	—	1.36	–19.45	–11.45	—	—	4.70

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charges (CDSC) on Class B and Class C shares. The return for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15,2004. The Class B shares CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.60%, Class B — 2.30%, Class C — 2.30%, Class I — 1.08% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective December 3, 2004, shareholders of the former Independence Small Cap Portfolio became owners of that number of full and fractional shares of Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the former Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

6	Small Cap Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	12-6-04	$10,060	$9,796	$11,676	$12,159

C2,3	12-6-04	10,060	10,060	11,676	12,159

I2,4	12-6-04	10,470	10,470	11,676	12,159

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index — Index 1 — is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor’s SmallCap 600 Index — Index 2 — is an unmanaged index of 600 domestic stocks of small-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Index 2 figure as of closest month end to inception date.

3 No contingent deferred sales charge applicable.

4 For certain types of investors as described in the Fund’s Class I share prospectus.

Semiannual report | Small Cap Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008.

	Account value	Ending value	Expenses paid during period
	on 11-1-07	on 4-30-08	ended 4-30-08[1]

Class A	$1,000.00	$802.60	$7.44

Class B	1,000.00	799.90	10.56

Class C	1,000.00	799.90	10.56

Class I	1,000.00	805.50	4.94

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-07	on 4-30-08	ended 4-30-08[1]

Class A	$1,000.00	$1,016.61	$8.32

Class B	1,000.00	1,013.28	11.81

Class C	1,000.00	1,013.28	11.81

Class I	1,000.00	1,019.39	5.52

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.66%, 2.36%, 2.36% and 1.10% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/366] (to reflect the one-half year period).

Semiannual report | Small Cap Fund	9

Portfolio summary

Top 10 holdings[1]

iShares Russell 2000 Index Fund	4.5%	SVB Financial Group	3.5%

Chart Industries, Inc.	4.1%	Symmetry Medical, Inc.	3.5%

inVentiv Health, Inc.	4.0%	Kendle International, Inc.	3.3%

Inter Parfums, Inc.	3.9%	Flow International Corp.	3.1%

Goodrich Petroleum Corp.	3.6%	Air Methods Corp.	3.0%

Sector distribution[1]

Health care	22%	Materials	6%

Financials	18%	Consumer staples	4%

Industrials	16%	Energy	3%

Information technology	15%	Other	1%

Consumer discretionary	15%

1 As a percentage of net assets on April 30, 2008.

10	Small Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.95%		$126,666,462

(Cost $122,213,269)

Air Freight & Logistics 0.53%		677,440

Pacer International, Inc.	36,500	677,440

Airlines 2.26%		2,891,225

Allegiant Travel Co. (I)	106,100	2,891,225

Apparel Retail 2.36%		3,025,853

Citi Trends Inc. (I)(L)	143,134	3,025,853

Apparel, Accessories & Luxury Goods 4.11%		5,255,811

G-III Apparel Group, Ltd. (I)	250,800	3,699,300

Under Armour, Inc. (Class A) (I)(L)	46,700	1,556,511

Application Software 3.21%		4,107,826

ACI Worldwide, Inc. (I)(L)	84,300	1,863,030

Deltek, Inc. (I)	182,801	2,244,796

Auto Parts & Equipment 1.47%		1,885,670

Fuel Systems Solutions, Inc. (I)	101,000	1,885,670

Catalog Retail 1.76%		2,248,295

Gaiam, Inc. (Class A) (I)(L)	127,744	2,248,295

Computer Storage & Peripherals 0.23%		291,884

Synaptics, Inc. (I)(L)	8,600	291,884

Diversified Chemicals 1.40%		1,789,740

Penford Corp.	81,500	1,789,740

Electronic Equipment Manufacturers 0.90%		1,154,300

Daktronics, Inc. (L)	78,046	1,154,300

Electronic Manufacturing Services 2.53%		3,233,909

IPG Photonics Corp. (I)	193,300	3,233,909

Environmental & Facilities Service 2.25%		2,874,242

CECO Environment Corp. (I)	197,524	1,637,474

Team, Inc.	41,600	1,236,768

Health Care Equipment 7.58%		9,700,244

Abaxis, Inc. (I)	45,000	1,146,600

Cantel Medical Corp. (I)	198,900	1,899,495

SurModics, Inc. (I)(L)	49,400	2,196,818

Symmetry Medical, Inc. (I)	317,700	4,457,331

See notes to financial statements

Semiannual report | Small Cap Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Health Care Services 7.71%		$9,875,844

Air Methods Corp. (I)	96,300	3,861,630

inVentiv Health, Inc. (I)	170,800	5,077,884

Nighthawk Radiology Holdings, Inc. (I)	124,844	936,330

Health Care Supplies 2.99%		3,833,200

Inverness Medical Innovations, Inc. (I)(L)	103,600	3,833,200

Heavy Electrical Equipment 1.60%		2,051,392

PowerSecure International, Inc. (I)(L)	168,700	2,051,392

Hotels, Resorts & Cruise Lines 2.47%		3,166,378

Gaylord Entertainment Co. (I)	106,900	3,166,378

Housewares & Specialties 0.56%		713,618

Russ Berrie & Company, Inc. (I)	50,900	713,618

Human Resource & Employment Services 1.52%		1,950,135

Kenexa Corp. (I)	111,500	1,950,135

Industrial Machinery 8.56%		10,958,206

Chart Industries, Inc. (I)	129,000	5,242,560

Dynamic Materials Corp.	38,400	1,805,952

Flow International Corp. (I)	389,800	3,909,694

Internet Software & Services 2.85%		3,644,003

DivX, Inc. (I)(L)	173,200	1,295,536

TheStreet.com, Inc.	300,700	2,348,467

Investment Banking & Brokerage 2.46%		3,155,184

FBR Capital Markets Corp. (I)	156,000	1,014,000

SWS Group, Inc.	163,200	2,141,184

IT Consulting & Other Services 0.30%		383,022

Lionbridge Technologies, Inc. (I)	129,838	383,022

Life Sciences Tools & Services 3.30%		4,217,772

Kendle International, Inc. (I)(L)	98,800	4,217,772

Oil & Gas Exploration & Production 3.65%		4,668,396

Goodrich Petroleum Corp. (I)(L)	138,200	4,668,396

Personal Products 3.93%		5,033,248

Inter Parfums, Inc.	173,800	5,033,248

Property & Casualty Insurance 5.88%		7,530,045

First Mercury Financial Corp. (I)	176,844	2,794,135

National Interstate Corp.	87,400	1,988,350

Philadelphia Consolidated Holding Corp. (I)	74,500	2,747,560

Railroads 0.51%		652,944

Genesee & Wyoming, Inc. (Class A) (I)	18,300	652,944

Regional Banks 3.49%		4,462,122

SVB Financial Group (I)	91,700	4,462,122

Specialized Finance 5.83%		7,465,709

iShares Russell 2000 Index Fund	81,300	5,804,007

iShares S&P SmallCap 600 Index	26,600	1,661,702

See notes to financial statements

12	Small Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Specialty Chemicals 3.49%		$4,465,782

Arch Chemicals, Inc.	84,800	2,889,136

ICO, Inc. (I)	212,200	1,576,646

Specialty Stores 1.90%		2,435,860

Tractor Supply Co. (I)(L)	68,500	2,435,860

Systems Software 5.36%		6,867,163

Radiant Systems, Inc. (I)	263,100	3,549,219

Secure Computing Corp. (I)	501,200	3,317,944

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 23.47%			$30,047,013

(Cost $30,047,013)

Joint Repurchase Agreement 1.85%			2,365,000

Joint Repurchase Agreement with Bank of America
Corp. dated 4-30-08 at 1.91% to be repurchased
at $2,365,125 on 5-1-08, collateralized by
$1,857,408 U.S. Treasury Inflation Indexed Bond,
3.00% due, 7-15-12 (valued at $2,412,300,
including interest)	1.910%	$2,365	2,365,000

		Shares
Cash Equivalents 21.62%			27,682,013

John Hancock Cash Investment Trust (T)(W)	2.726% (Y)	27,682,013	27,682,013

Total investments (Cost $152,260,282)† 122.42%			$156,713,475

Other assets and liabilities, net (22.42%)			($28,698,042)

Total net assets 100.00%			$128,015,433

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2008.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes, was $154,904,404. Gross unrealized appreciation and depreciation of investments aggregated $16,789,587 and $14,980,516, respectively, resulting in net unrealized appreciation of $1,809,071.

See notes to financial statements

Semiannual report | Small Cap Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $124,578,269) including
$27,139,229 of securities loaned (Note 2)	$129,031,462
Investments in affiliated issuers, at value (Cost $27,682,013)	27,682,013

Total investments, at value (Cost $152,260,282)	156,713,475
Cash	304
Receivable for investments sold	5,043,452
Receivable for shares sold	269,151
Dividends and interest receivable	61,865
Receivable from affiliates	4,424
Other assets	12,013

Total assets	162,104,684

Liabilities

Payable for investments purchased	5,400,397
Payable for shares repurchased	685,973
Payable upon return of securities loaned (Note 2)	27,682,013
Payable to affiliates
Management fees	93,628
Distribution and service fees	42,659
Other	82,691
Other payables and accrued expenses	101,890

Total liabilities	34,089,251

Net assets

Capital paid-in	132,893,079
Accumulated net realized loss on investments	(8,831,608)
Net unrealized appreciation of investments	4,453,193
Accumulated net investment loss	(499,231)

Net assets	$128,015,433

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($85,522,074 ÷ 8,423,914 shares)	$10.15
Class B ($5,704,324 ÷ 576,960 shares)[1]	$9.89
Class C ($20,959,696 ÷ 2,119,571 shares)[1]	$9.89
Class I ($15,829,339 ÷ 1,531,400 shares)	$10.34

Maximum offering price per share

Class A ($10.15 ÷ 95%)[2]	$10.68

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Small Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Securities lending	$348,087
Dividends	299,075
Income from affiliated issuers	155,640
Interest	44,115

Total investment income	846,917

Expenses

Investment management fees (Note 3)	692,646
Distribution and service fees (Note 3)	326,987
Transfer agent fees (Note 3)	225,336
Accounting and legal services fees (Note 3)	7,697
Blue sky fees	41,681
Printing fees	37,707
Custodian fees	29,460
Professional fees	11,512
Trustees’ fees	5,927
Miscellaneous	8,679

Total expenses	1,387,632
Less expense reductions (Note 3)	(41,490)

Net expenses	1,346,142

Net investment loss	(499,225)

Realized and unrealized loss

Net realized loss on investments	(6,667,519)
(6,667,519)
Change in net unrealized appreciation (depreciation) of investments	(31,647,556)
(31,647,556)
Net realized and unrealized loss	(38,315,075)
Decrease in net assets from operations	($38,814,300)

1 Semiannual period from 11-1-07 to 4-30-08.

See notes to financial statements

Semiannual report | Small Cap Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-07	4-30-08[1]

Increase (decrease) in net assets

From operations
Net investment loss	($1,959,802)	($499,225)
Net realized gain (loss)	25,237,119	(6,667,519)
Change in net unrealized appreciation (depreciation)	5,603,599	(31,647,556)

Increase (decrease) in net assets resulting from operations	28,880,916	(38,814,300)
Distributions to shareholders
From net realized gain
Class A	—	(14,316,661)
Class B	—	(994,058)
Class C	—	(3,980,157)
Class I	—	(2,019,611)
	—	(21,310,487)
From Fund share transactions (Note 4)	(81,438,338)	(15,490,948)
Total decrease	(52,557,422)	(75,615,735)

Net assets

Beginning of period	256,188,590	203,631,168
End of period[2]	$203,631,168	$128,015,433

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Includes accumulated net investment loss of $6 and $499,231, respectively.

See notes to financial statements

16	Small Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03	10-31-04	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$8.22	$10.06	$11.44	$11.56	$12.63	$14.32
Net investment loss[3]	(0.05)	(0.09)	(0.11)	(0.12)	(0.10)[4]	(0.03)
Net realized and unrealized gain (loss)
on investments	2.22	1.61	1.61	1.24	1.79	(2.62)
Total from investment operations	2.17	1.52	1.50	1.12	1.69	(2.65)
Less distributions
From net realized gain	(0.33)	(0.14)	(1.38)	(0.05)	—	(1.52)
Net asset value, end of period	$10.06	$11.44	$11.56	$12.63	$14.32	$10.15
Total return (%)[5]	27.41[6]	15.25[6]	13.44[6]	9.71[6]	13.38	(19.74)[6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$16	$28	$105	$162	$137	$86
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.60	2.23	1.65	1.60	1.60	1.71[8]
Expenses net of fee waivers, if any	1.18	1.23	1.57	1.59	1.60	1.66[8]
Expenses net of all fee waivers
and credits	1.18	1.23	1.57	1.59	1.60	1.65[8]
Net investment loss	(0.57)	(0.80)	(0.99)	(0.98)	(0.72)[4]	(0.55)[8]
Portfolio turnover (%)	79	129	145	74	96	40

1 Effective 12-3-04, shareholders of the former Independence Small Cap Portfolio became owners of an equal number of full and fractional Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.06% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

Semiannual report | Small Cap Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$11.21	$11.49	$12.47	$14.04
Net investment loss[3]	(0.17)	(0.20)	(0.19)[4]	(0.07)
Net realized and unrealized gain (loss)
on investments	0.45	1.23	1.76	(2.56)
Total from investment operations	0.28	1.03	1.57	(2.63)
Less distributions
From net realized gain	—	(0.05)	—	(1.52)
Net asset value, end of period	$11.49	$12.47	$14.04	$9.89
Total return (%)[5]	2.50[6,7]	8.99[6]	12.59	(20.01)[6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$11	$9	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.35[8]	2.30	2.30	2.41[8]
Expenses net of fee waivers, if any	2.27[8]	2.29	2.30	2.36[8]
Expenses net of all fee waivers
and credits	2.27[8]	2.29	2.30	2.35[8]
Net investment loss	(1.67)[8]	(1.67)	(1.42)[4]	(1.25)[8]
Portfolio turnover (%)	145	74	96	40

1 Class B began operations on 12-6-04.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.06% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

18	Small Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$11.21	$11.49	$12.47	$14.04
Net investment loss[3]	(0.17)	(0.20)	(0.19)[4]	(0.07)
Net realized and unrealized gain (loss)
on investments	0.45	1.23	1.76	(2.56)
Total from investment operations	0.28	1.03	1.57	(2.63)
Less distributions
From net realized gain	—	(0.05)	—	(1.52)
Net asset value, end of period	$11.49	$12.47	$14.04	$9.89
Total return (%)[5]	2.50[6,7]	8.99[6]	12.59	(20.01)[6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$31	$44	$38	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	2.35[8]	2.30	2.30	2.41[8]
Expenses net of fee waivers, if any	2.27[8]	2.29	2.30	2.36[8]
Expenses net of all fee waivers
and credits	2.27[8]	2.29	2.30	2.35[8]
Net investment loss	(1.67)[8]	(1.68)	(1.42)[4]	(1.25)[8]
Portfolio turnover (%)	145	74	96	40

1 Class C shares began operations on 12-6-04.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.06% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

Semiannual report | Small Cap Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$11.21	$11.60	$12.73	$14.51
Net investment loss[3]	(0.05)	(0.06)	(0.03)[4]	0.00[9]
Net realized and unrealized gain (loss)
on investments	0.44	1.24	1.81	(2.65)
Total from investment operations	0.39	1.18	1.78	(2.65)
Less distributions
From net realized gain	—	(0.05)	—	(1.52)
Net asset value, end of period	$11.60	$12.73	$14.51	$10.34
Total return (%)[5]	3.48[6,7]	10.20	13.98	(19.45)[6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$34	$40	$19	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[8]	1.08	1.08	1.14[8]
Expenses net of fee waivers, if any	1.10[8]	1.08	1.08	1.10[8]
Expenses net of all fee waivers
and credits	1.10[8]	1.08	1.08	1.10[8]
Net investment income (loss)	(0.53)[8]	(0.47)	(0.24)[4]	0.00[8,9]
Portfolio turnover (%)	145	74	96	40

1 Class I shares began operations on 12-6-04.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.06% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Less than $0.01 per share and 0.005% of average net assets.

See notes to financial statements

20	Small Cap Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Small Cap Fund (the Fund) is a diversified series of John Hancock Equity Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to Independence Small Cap Portfolio, a diversified open-end management investment company organized as a Massachusetts business trust. On December 3, 2004, the Fund acquired substantially all the assets and assumed the liabilities of the former Independence Small Cap Portfolio pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events

Semiannual report | Small Cap Fund	21

that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is deter-

22	Small Cap Fund | Semiannual report

mined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended October 31, 2007. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits,

Semiannual report | Small Cap Fund	23

if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s average daily net asset value in excess of $1,000,000,000. The effective rate for the period ended April 30, 2008 is 0.90% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Independence Investments LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s expenses, excluding distribution, and service fees and transfer agent fees, to not exceed 1.05% of the Fund’s average daily net assets with respect to Class A, Class B and Class C shares and net operating expenses to 1.65%, 2.35%, 2.35% and 1.10% of the average daily net asset value of Class A, Class B, Class C and Class I shares, respectively, until February 28, 2009. Accordingly, the net operating expenses were reduced $27,222 for the period ended April 30, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2008, JH Funds received net up-front sales charges of $20,241with regard to sales of Class A shares. Of this amount, $2,568 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $16,171 was paid as sales commissions to unrelated broker-dealers and $1,502 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2008, CDSCs received by JH Funds amounted to $13,787 for Class B shares and $2,257 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket

24	Small Cap Fund | Semiannual report

expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.30% of each respective class’s average daily net asset value until February 28, 2009. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $8,760 for the period ended April 30, 2008. Signature Services reserves the right to terminate this limitation in the future.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $5,508 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$166,190	$155,212
Class B	11,258	34,546
Class C	43,857	137,229
Class I	4,031	—
Total	$225,336	$326,987

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $7,697 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Small Cap Fund	25

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2007 and the period ended April 30, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Period ended 4-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,075,482	$40,976,492	718,792	$7,738,475
Distributions reinvested	—	—	1,170,998	13,478,190
Repurchased	(6,327,443)	(85,235,632)	(3,048,658)	(32,579,334)
Net decrease	(3,251,961)	($44,259,140)	(1,158,868)	($11,362,669)

Class B shares

Sold	116,069	$1,512,755	14,496	$156,480
Distributions reinvested	—	—	80,010	899,310
Repurchased	(292,457)	(3,867,000)	(185,333)	(1,933,916)
Net decrease	(176,388)	($2,354,245)	(90,827)	($878,126)

Class C shares

Sold	486,750	$6,336,575	82,182	$912,853
Distributions reinvested	—	—	303,555	3,411,960
Repurchased	(1,307,727)	(17,281,644)	(947,595)	(9,771,356)
Net decrease	(820,977)	($10,945,069)	(561,858)	($5,446,543)

Class I shares

Sold	456,818	$6,020,492	134,966	$1,440,988
Distributions reinvested	—	—	152,452	1,780,637
Repurchased	(2,255,129)	(29,900,376)	(91,760)	(1,025,235)
Net increase (decrease)	(1,798,311)	($23,879,884)	195,658	$2,196,390

Net decrease	(6,047,637)	($81,438,338)	(1,615,895)	($15,490,948)

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $60,964,270 and $95,337,470, respectively.

26	Small Cap Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Small Cap Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Equity Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Independence Investments LLC (the Subadviser) for the John Hancock Small Cap Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

Semiannual report | Small Cap Fund	27

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3- and 5-year periods under review was higher than the performance of the Peer Group and Category medians. The Board noted that the Fund’s performance during those periods was lower than its benchmark index, the Russell 2000 Index, as was the performance of the Peer Group and Category medians. The Board noted that the Fund’s performance during the 1-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Category and not appreciably higher than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratio was higher than the median of its Category, but lower than the Peer Group median. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median, but not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on

28	Small Cap Fund | Semiannual report

other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Small Cap Fund	29

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P.O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	Independence Investments LLC	Boston, MA 02111-2950
Thomas M. Kinzler	160 Federal Street
Secretary and Chief Legal Officer	Boston, MA 02110

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

30	Small Cap Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Fund.	820SA	4/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		6/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

     (a) Not applicable.

     (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 19, 2008